Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Cash [Policy Text Block]

Cash

Cash comprises of cash held at banks and amounts held in trust. The majority of the Company's cash is held in a major financial institution. The Company does not invest in any asset-backed deposits or investments.

Income taxes [Policy Text Block]

Income taxes

Income tax on profit or loss for the period comprises of current and deferred tax. Current tax is the expected tax paid or payable on the taxable income for the period, using tax rates enacted or substantively enacted at the statement of financial position date, and any adjustment to tax paid or payable in respect of previous periods.

Deferred tax is recorded by providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The effect on deferred tax assets and liabilities of a change in income tax rates is recognized in the period that includes the date of the enactment or substantive enactment of the change. Deferred tax assets and liabilities are presented separately except where there is a right of set-off within fiscal jurisdictions

Foreign currency translation [Policy Text Block]

Foreign currency translation

Foreign currency transactions are translated into Canadian dollars as follows:

At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into Canadian dollars by the use of the exchange rate in effect at that date. At the period-end date, unsettled monetary assets and liabilities are translated into Canadian dollars by using the exchange rate in effect at the year-end date and the related translation differences are recognized in net loss.

Non-monetary assets and liabilities that are measured at historical cost are translated into Canadian dollars by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated. Non-monetary assets and liabilities that are measured at fair value or a revalued amount are translated into Canadian dollars by using the exchange rate in effect at the date the value is determined, and the related translation differences are recognized in net loss or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary asset or liability has been recognized.

Share Capital [Policy Text Block]

Share Capital

Common shares and warrants are classified as shareholders' equity. Incremental costs directly attributable to the issue of common shares are recognized as a reduction of shareholders' equity, net of tax.

The Company has adopted a relative fair value method with respect to the measurement of common shares and warrants issued as private placement units. The relative fair value method allocates value to each component on a pro-rata basis, based on the fair value of the components calculated independently of one another. The Company considers the market value of the common shares issued as fair value and measures the fair value of the warrant component of the unit using the Black-Scholes option pricing model. The unit value is then allocated, pro-rata, between the two components, with fair value attributed to the warrants being recorded to the Company's warrant reserve.

Loss per share [Policy Text Block]

Loss per share

Loss per share is computed by dividing the net loss applicable to common shares of the Company by the weighted average number of common shares outstanding for the relevant period.

Diluted loss per common share is computed by dividing the net loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted.

Share-based payments [Policy Text Block]

Share-based payments

The Company grants stock options to buy common shares of the Company to consultants and service providers. The Company recognizes share-based compensation expense based on the estimated fair value of the options. A fair value measurement is made for each vesting instalment within each option grant and is determined using the Black-Scholes option-pricing model. The fair value of the options is recognized over the vesting period of the options granted as both share-based compensation expense and reserves. This includes a forfeiture estimate, which is revised for actual forfeitures in subsequent periods. The reserves account is subsequently reduced if the options are exercised, and the amount initially recorded is then credited to capital stock.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods or services received.

Property and equipment: [Policy Text Block]

Property and equipment:

Property and equipment is carried at cost, less accumulated amortization and accumulated impairment losses. The cost of the item of property and equipment consists of the purchase price, and any costs directly attributable to bringing the asset to the location and condition necessary for its intended use. An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of loss and comprehensive loss. The cost of repairs and maintenance is expensed as incurred.

The Company amortizes its property and equipment using the following rates:

Equipment	30% per annum, declining balance

Intangible assets [Policy Text Block]

Intangible assets

Intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Amortization is recorded on a straight-line basis over the estimated useful life of the asset acquired, which varies depending on the nature of the intangible asset. Intangible assets are amortized from the date when they are available for use.

The estimated useful life is reviewed at the end of each reporting period with the effect of any changes in estimate being accounted for on a prospective basis. Internally incurred development costs are recognized as intangible assets when the following criteria are met:

a) it is technically feasible to complete the intangible asset so that it will be available for use;

b) management intends to complete the intangible asset and use or sell it;

c) there is an ability to use or sell the intangible asset;

d) it can be demonstrated how the intangible asset will generate probable future economic benefits;

e) adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and

f) the expenditure attributable to the intangible asset during its development can be reliably measured.

Intangible assets may relate to the Company's external development expenditures in relation to intellectual property development. Development expenditures that do not meet these criteria are recognized as an expense as incurred. Intangible assets with definite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired. These intangible assets will be amortized when they are ready for use. The amortization period and the amortization method are reviewed at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates on a prospective basis.

Impairment [Policy Text Block]

Impairment

The carrying amount of the Company's assets is reviewed for an indication of impairment at the end of each reporting period. If an indication of impairment exists, the Company makes an estimate of the asset's recoverable amount. Individual assets are grouped for impairment assessment purposes at the lowest level at which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. Recoverable amount of an asset group is the higher of its fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are adjusted for the risks specific to the asset group and are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money.

Where the carrying amount of an asset group exceeds its recoverable amount, the asset group is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in profit or loss.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset's recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, if no impairment loss had been recognized.

Financial Instruments [Policy Text Block]

Financial Instruments

Financial assets and financial liabilities are recognized on the consolidated statements of financial position when the Company becomes a party to the contractual provisions of the financial instrument.

The following is the Company's accounting policy for financial instruments under IFRS 9:

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income (loss) ("FVTOCI") or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of loss and comprehensive loss in the period in which they arise.

Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the consolidated statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expired. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss.

The Company's financial assets and liabilities are classified as follows:

Asset or Liability	Classification
Cash	FVTPL
Accounts receivable	Amortized cost
Accounts payable	Amortized cost

The Company determines the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instrument.

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1. Prices in Level 2 are either directly or indirectly observable as of the reporting date. Level 2 valuations are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace.

Level 3 – Valuations in this level are those with inputs for the asset or liability that are not based on observable market data.

Cash has been measured at fair value using Level 1 inputs.

Impairment of financial assets

Financial assets are assessed at each reporting date to determine whether there is objective evidence that they are impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in profit or loss and reflected in a separate line item. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Revenue recognition

Revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps:

1. Identify the contract with a customer

2. Identify the performance obligations in the contract

3. Determine the transaction price

4. Allocate the transaction price to the performance obligations in the contract

5. Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, the Company classified its revenue as being principally derived from the following source:

  Screening services revenue on deployment of safe entry stations for use of the Company's technology.

Revenue from the sale of screening services is recognized based on the transaction price. Upfront fees as set-up fees are included in the transaction price and allocated to the performance obligation in the contract. Revenue is recognized as the performance obligations are satisfied.

New standards not yet adopted [Policy Text Block]

New standards not yet adopted

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

The IASB has published Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) which clarifies the guidance on whether a liability should be classified as either current or non-current. The amendment a) clarify that the classification of liabilities as current or non-current should only be based on rights that are in place "at the end of the reporting period" b) clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, and c) make clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability. This amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The extent of the impact of adoption of this amendment has not yet been determined.